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							February 4, 2022



VIA ELECTRONIC TRANSMISSION
---------------------------

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Re:  Pioneer Series Trust XIV
     (File Nos. 333-71813 and 811-09223)
     CIK No. 0001077452

Ladies and Gentlemen:


Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we certify that the forms of the prospectus and statement of additional information relating to Pioneer Strategic Income Fund, Pioneer
Emerging Markets Equity Fund, Pioneer Global Sustainable Growth Fund, Pioneer Global Sustainable Value Fund and Pioneer Intrinsic Value
Fund (the "Funds"), each a series of Pioneer Series Trust XIV
(the "Trust"), which would have been filed under paragraph (c) of Rule 497, do not differ from those contained in Post-Effective Amendment No. 48 to the Trust's registration statement on Form N-1A, filed electronically on January 26, 2022 (Accession No. 0001193125-22-018270).

If you have any questions concerning the foregoing certification, please contact me at (617) 422-4388.

Very truly yours,



/s/ Daniel J. Hynes
-------------------------
Daniel J. Hynes
Senior Legal Product Manager


cc:  Jeremy B Kantrowitz, Esq.
     Toby R. Serkin, Esq.



Amundi Asset Management US, Inc.
60 State Street
Boston, MA  02109-1820